Share-based payments - Rollforward (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Oct. 31, 2022 EquityInstruments	Jul. 31, 2022 EquityInstruments	Apr. 30, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 EquityInstruments	Jul. 31, 2021 EquityInstruments	Apr. 30, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments $ / shares	Oct. 31, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 30, 2020 EquityInstruments	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Number of stock options
Total options at beginning of year | EquityInstruments													5,619,113	5,365,743	4,358,069
Granted | EquityInstruments	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	908,362	196,500	550,090	142,700	1,021,642	882,584	1,797,652
Exercised | EquityInstruments													(1,025,780)	(503,282)	(602,463)
Forfeited | EquityInstruments													(103,208)	(125,932)	(187,515)
Total options at end of year | EquityInstruments	5,511,767				5,619,113				5,365,743				5,511,767	5,619,113	5,365,743
Exercisable | EquityInstruments	3,983,960				3,613,371				2,833,680				3,983,960	3,613,371	2,833,680
Weighted average exercise price
Beginning balance													$ 164.33	$ 142.87	$ 78.23
Granted													375.58	314.99	266.71
Exercised													92.62	64.72	38.86
Forfeited													273.93	234.98	170.98
Ending balance	$ 205.02				$ 164.33				$ 142.87				205.02	164.33	142.87
Exercisable	$ 148.11				$ 106.53				$ 65.24				148.11	106.53	65.24
Weighted average share price													$ 336.5	$ 305.9	$ 254.54
Weighted average remaining contractual life													6 years 2 months 12 days	6 years 3 months 18 days	7 years 29 days